SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Leases
Right-of-use assets	$ 1,982,719	$ 998,531
Right-of-use assets, accumulated amortization	(283,367)	(485,884)
Right-of-use assets, net	1,699,352	512,647
Lease liabilities, current	279,825	463,064
Lease liabilities, non-current	1,532,181	58,517
Total lease liabilities	$ 1,812,006	$ 521,581